Bank Loans (Schedule Of Short-term Loans, Bank Credit, And Current Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short term loans and bank credit	$ 5,203	$ 3,482
Current maturities of long-term loans	2,165	3,311
Short-term bank credit and current maturities of long-term bank loans	7,368	6,793
New Israeli Shekel [Member]
Short-term debt, interest rate	5.09%	6.96%
Short term loans and bank credit	2,081	984
U.S. Dollar [Member]
Short-term debt, interest rate	4.13%	4.74%
Short term loans and bank credit	2,014	1,477
Euro [Member]
Short-term debt, interest rate	5.50%	5.50%
Short term loans and bank credit	$ 1,108	$ 1,021